Financial risk management and fair values - Remaining Contractual Maturities Of Group's Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows	¥ 4,003,830	¥ 3,402,237	¥ 3,019,302
Trade and other payables	4,003,830	3,402,237	3,019,302
Loans and borrowings, undiscounted cash flows	582,363	7,792	7,850
Loans and borrowings	571,265	7,259	7,215
Lease liabilities, undiscounted cash flows	2,950,470	1,363,115	965,129
Lease liabilities	2,538,494	1,245,305	885,734
Total	7,536,663	4,773,144	3,992,281
Total carrying amount	7,113,589	4,654,801	3,912,251
Within 1 year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows	3,943,988	3,389,826	3,019,302
Loans and borrowings, undiscounted cash flows	577,913	935	216
Lease liabilities, undiscounted cash flows	652,942	457,747	334,778
Total	5,174,843	3,848,508	3,354,296
More than 1 year but less than 2 years
Disclosure of maturity analysis for non-derivative financial liabilities
Loans and borrowings, undiscounted cash flows	2,257	2,360	918
Lease liabilities, undiscounted cash flows	667,829	403,679	259,948
Total	670,086	406,039	260,866
More than 2 years but less than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows	59,842	12,411
Loans and borrowings, undiscounted cash flows	2,193	4,497	6,716
Lease liabilities, undiscounted cash flows	947,046	399,187	260,188
Total	1,009,081	416,095	266,904
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Lease liabilities, undiscounted cash flows	682,653	102,502	110,215
Total	¥ 682,653	¥ 102,502	¥ 110,215